Promissory Notes	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Promissory Notes
Note 5. Promissory Notes
Pursuant to the Business Combination, the Company assumed all liabilities of Denali including its existing promissory notes and its liability for its deferred underwriting costs associated with the IPO. Simultaneously upon Closing, the agreements for these existing liabilities were terminated and new promissory notes and discharge payment agreements were signed with the holders.
Immediately prior to the Closing, Denali, Sponsor and Legacy Semnur entered a Satisfaction and Discharge of Indebtedness Agreement, pursuant to which the Sponsor received $1.1 million in cash and a promissory note for $0.8 million (the “Sponsor Note”). The Sponsor Note shall be payable in six monthly installments of $134 thousand beginning on October 1, 2025 and ending on March 1, 2026.
Immediately prior to the Closing, Denali and FutureTech Capital LLC (“FutureTech”) entered a Satisfaction and Discharge of Indebtedness Agreement, pursuant to which FutureTech received $340 thousand in cash and a promissory note for $1.0 million (the “FutureTech Note”). The FutureTech Note shall be payable in six monthly installments of $170 thousand beginning on October 1, 2025 and ending on March 1, 2026.
At Closing, Denali, the Denali underwriters and the Company entered Satisfaction and Discharge of Indebtedness Agreements, pursuant to which the Denali underwriters received $350 thousand in cash and promissory notes for a total of $2.7 million (the “Denali Underwriter Notes”). The Denali Underwriter Notes shall be payable in nine monthly installments of $300 thousand beginning on October 1, 2025 and ending on June 1, 2026.
As of September 30, 2025, the Company had total current promissory notes of $4.5 million, all of which are due in less than a year, comprised of the following:

			New Agreements
Note	Original Issue Date	Existing Balance	Note	Discharge
Sponsor Note	4/11/2023, 7/10/2024	$1,807	$806	$1,144
FutureTech Note	7/11/2023	1,363	1,022	340
Denali Underwriter Notes	4/6/2022	2,888	2,650	350

Total promissory notes		$6,058	$4,478	$1,834

Notwithstanding the payment schedules in the Sponsor Note, the FutureTech Note and the Denali Underwriter Notes, the balance due on any notes (less any payments previously made to the holder thereunder) shall be accelerated and become immediately due and payable in the event the Company receives gross proceeds from any equity or debt financing (including any private placement offering or registered offering), in an amount equal to or greater than the then-outstanding principal of such note plus any accrued but unpaid interest due thereon.
In addition, in the case of an event of default, the Sponsor Note, the FutureTech Note and the Denali Underwriter Notes shall bear interest at a rate of 10% per annum until such event of default is cured. The Sponsor Note, the FutureTech Note and the Denali Underwriter Notes shall become immediately due and payable (in accordance with the terms thereof), upon the Company’s failure to make payments thereunder when due (subject to a
14-day
cure period) or certain other actions related to voluntary or involuntary bankruptcy proceedings (as more fully described therein).